UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05291

College and University Facility Loan Trust One
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

SCHEDULE OF INVESTMENTS

February 29, 2008

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate%	Maturity Date	Internal Rate of Return% (A) (Unaudited)	Amortized Cost (Notes 1 and 2)

	COLLEGE AND UNIVERSITY LOANS (61.4%)
	ALABAMA
$120	Birmingham-Southern College	3.00	10/01/2010	12.47	$103
1,271	University of Alabama	3.00	05/01/2021	12.27	771
182	University of Montevallo	3.00	05/01/2023	12.30	103
	CALIFORNIA
483	Azusa Pacific University	3.00	04/01/2017	12.96	321
860	California State University	3.00	11/01/2012	10.57	709
185	Monterey Peninsula College	3.00	10/01/2018	11.95	119
275	San Diego State University	3.00	11/01/2021	11.93	162
575	San Francisco State University	3.00	11/01/2021	11.93	340
	INDIANA
75	Anderson College	3.00	03/01/2010	13.02	66
175	Taylor University	3.00	10/01/2010	12.45	149
1,110	University of Notre Dame	3.00	04/01/2018	12.95	714
	KANSAS
80	Emporia State University	3.00	04/01/2009	12.33	75
	MARYLAND
770	Western Maryland College	3.00	11/01/2016	12.44	523
	MASSACHUSETTS
151	Atlantic Union College	3.00	05/01/2023	12.68	83
628	Boston University	3.00	12/31/2022	11.87	353
55	Springfield College	3.00	05/01/2011	12.59	47
	MICHIGAN
720	Albion College	3.00	10/01/2015	12.51	503
150	Alma College	3.00	04/01/2010	11.87	135
2,113	Finlandia University	3.00	08/01/2014	12.70	1,157
	MINNESOTA
800	Augsburg College	3.00	04/01/2016	12.95	554
355	College of St. Thomas	3.00	04/01/2017	12.95	236
	MISSISSIPPI
20	Mississippi Valley State	3.00	07/01/2008	11.89	19
88	Tougaloo College	3.00	06/01/2021	12.44	50
	MISSOURI
58	Missouri Southern State College	3.00	12/01/2008	10.56	51
32	Missouri Western State College	3.00	10/01/2008	11.77	30
	NEBRASKA
59	University of Nebraska	3.00	07/01/2013	10.59	46

Outstanding Principal Balance	Description	Stated Interest Rate%	Maturity Date	Internal Rate of Return% (A) (Unaudited)	Amortized Cost (Notes 1 and 2)

	NEW HAMPSHIRE
215	Daniel Webster College	3.00	04/01/2019	12.99	133
177	New England College	3.625	10/01/2013	12.37	139
660	New England College	3.00	04/01/2019	12.96	409
	NEW JERSEY
77	Fairleigh Dickinson University	3.00	11/01/2020	12.09	48
	NEW YORK
359	Long Island University	3.00	06/01/2016	12.34	244
779	Sarah Lawrence College	3.00	11/01/2021	12.64	459
	NORTH CAROLINA
69	Montreat-Anderson College	3.00	12/01/2019	12.19	42
805	University of North Carolina	3.00	01/01/2018	11.49	526
	OHIO
1,125	Case Western Reserve University	3.00	04/01/2016	10.54	844
123	University of Steubenville	3.375	04/01/2012	12.88	101
201	University of Steubenville	3.00	04/01/2017	12.96	134
	PENNSYLVANIA
367	Carnegie - Mellon University	3.00	11/01/2017	10.45	266
380	Harcum Junior College	3.00	11/01/2015	12.44	268
210	Susquehanna University	3.625	11/01/2014	12.32	157
68	Swarthmore College	3.00	11/01/2013	12.30	52
233	Temple University	3.375	11/01/2014	11.99	179
	RHODE ISLAND
236	Community College of Rhode Island	3.00	04/01/2018	12.10	157
	SOUTH CAROLINA
549	College of Charleston	3.00	07/01/2016	12.02	378
435	Morris College	3.00	11/01/2013	12.42	330
	TENNESSEE
41	Bryan College	3.00	02/01/2010	12.68	35
116	Vanderbilt University	3.00	06/30/2009	10.39	104
	TEXAS
51	Laredo Junior College	3.00	08/01/2009	11.82	45
95	St. Edward’s University	3.625	04/01/2013	12.80	76
333	Texas Tech University	3.625	03/01/2013	10.80	275
2,045	Texas Tech University	3.375-3.50	03/01/2012	10.83	1,749
	VERMONT
728	Middlebury College	3.00	04/01/2018	12.87	490
5	St. Michael’s College	3.00	04/01/2008	13.06	5
1,844	University of Vermont	3.00	10/01/2019	12.19	1,162

Outstanding Principal Balance	Description	Stated Interest Rate%	Maturity Date	Internal Rate of Return% (A) (Unaudited)	Amortized Cost (Notes 1 and 2)

	VIRGINIA
970	Old Dominion University	3.00	06/01/2013	11.70	742
24,686	Total College and University Loans				16,968

	Allowance for Loan Losses				460

	Net Loans of the Trust				16,508

	INVESTMENT AGREEMENTS (38.6%)

2,600	FNMA #787 Liquidity Fund	8.00	12/01/2014	8.00	2,600
7,790	FNMA #786 Revenue Fund	5.00	12/01/2014	5.00	7,790
10,390	Total Investment Agreements				10,390
$35,076	Total Investments (100.0%)				$26,898

(A) Represents the rate of return based on the contributed cost and the amortization to maturity.

Item 2. Controls and Procedures

(a)          Not applicable to the registrant.

(b)         Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)             Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)             Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

3)             Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust One

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 29, 2008

* Print the name and title of each signing officer under his or her signature.